Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
July 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Canada - 1.1%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	78,302	$5,083,472
China - 5.5%
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	124,700	7,322,936
Lenovo Group Ltd. (Technology Hardware & Equipment)†	2,196,000	6,753,152
Tencent Holdings Ltd. (Media & Entertainment)†	187,500	11,370,430
		25,446,518
France - 3.8%
Safran SA (Capital Goods)†	11,618	4,549,631
Schneider Electric SE (Capital Goods)†	38,450	12,907,595
		17,457,226
Germany - 1.9%
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	57,166	4,075,112
SAP SE - Sponsored ADR (Software & Services)	24,515	4,501,444
		8,576,556
Hong Kong - 1.6%
AIA Group Ltd. (Insurance)†	729,205	7,384,549
India - 0.8%
HDFC Bank Ltd. - ADR (Banks)	155,095	3,711,423
Ireland - 1.4%
Ryanair Holdings plc - Sponsored ADR (Transportation)	109,846	6,427,089
Japan - 5.3%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	72,900	3,164,515
Keyence Corp. (Technology Hardware & Equipment)†	10,800	5,427,227
Kubota Corp. (Capital Goods)†	283,700	4,817,313
Sony Financial Group Inc. (Financial Services)†	4,416,500	4,331,245
Sony Group Corp. (Consumer Durables & Apparel)†	299,700	7,019,313
		24,759,613
Netherlands - 1.8%
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	4,983	8,148,378
Sweden - 2.8%
Epiroc AB, Class A (Capital Goods)†	165,731	4,248,019
	Shares	Value
COMMON STOCKS - 97.4% (continued)
Sweden - 2.8% (continued)
Spotify Technology SA (Media & Entertainment)*	17,335	$8,666,460
		12,914,479
Switzerland - 2.0%
Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)†	11,462	5,011,552
SGS SA, Reg S (Commercial & Professional Services)†	37,531	4,447,981
		9,459,533
Taiwan - 6.9%
Delta Electronics Inc. (Technology Hardware & Equipment)†	138,000	6,810,209
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	61,583	24,894,928
		31,705,137
United Kingdom - 5.2%
Compass Group plc (Consumer Services)†	220,383	6,996,528
Diploma plc (Capital Goods)†	49,513	4,891,486
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,350,556	6,608,023
Shell plc (Energy)†	125,202	5,745,909
		24,241,946
United States - 57.3%
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	23,642	5,932,723
Accenture plc, Class A (Software & Services)	25,992	4,312,593
Adobe Inc. (Software & Services)*	21,087	5,280,396
Alphabet Inc., Class A (Media & Entertainment)	64,363	22,921,595
Amazon.com Inc. (Consumer Discretionary Distribution & Retail)*	73,495	19,959,772
AMETEK Inc. (Capital Goods)	21,813	5,272,420
Amphenol Corp., Class A (Technology Hardware & Equipment)	42,721	6,865,265
Apple Inc. (Technology Hardware & Equipment)	27,301	8,433,552
Atkore Inc. (Capital Goods)	47,384	3,457,137
Booking Holdings Inc. (Consumer Services)	32,570	6,282,753
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	24,960	9,716,429

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
July 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 97.4% (continued)
United States - 57.3% (continued)
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	23,457	$4,573,646
Deere & Co. (Capital Goods)	9,510	5,636,292
Elevance Health Inc. (Health Care Equipment & Services)	14,288	5,370,002
Equifax Inc. (Commercial & Professional Services)	21,855	3,772,610
HEICO Corp. (Capital Goods)	16,822	5,994,688
Honeywell Aerospace Inc. (Capital Goods)*	15,640	3,233,414
Honeywell International Inc. (Capital Goods)	15,640	3,801,302
Johnson & Johnson (Pharmaceuticals, Biotechnology & Life Sciences)	31,658	8,115,528
JPMorgan Chase & Co. (Banks)	15,605	5,489,683
Meta Platforms Inc., Class A (Media & Entertainment)	20,290	11,295,646
Microsoft Corp. (Software & Services)	27,997	13,010,766
Netflix Inc. (Media & Entertainment)*	75,233	5,394,958
Neurocrine Biosciences Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	27,337	4,559,812
NextEra Energy Inc. (Utilities)	48,011	4,173,116
Northrop Grumman Corp. (Capital Goods)	6,350	3,444,748
nVent Electric plc (Capital Goods)	41,518	6,386,714
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	107,590	21,598,692
Progressive Corp. (Insurance)	38,955	8,235,866
Reinsurance Group of America Inc. (Insurance)	54,197	12,836,559
SLB Ltd. (Energy)	126,690	6,282,557
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	14,437	8,291,169
Tradeweb Markets Inc., Class A (Financial Services)	73,269	7,363,535
Visa Inc., Class A (Financial Services)	22,119	8,098,429
		265,394,367
Total Common Stocks (Cost $310,733,364)		$450,710,286

	Shares	Value
PREFERRED STOCKS - 3.3%
South Korea - 3.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 0.83% (Technology Hardware & Equipment)†+	5,083	$15,194,919

Total Preferred Stocks (Cost $11,381,298)		$15,194,919

SHORT TERM INVESTMENTS - 1.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.55% (Money Market Funds)	7,392,237	7,392,237

Total Short Term Investments (Cost $7,392,237)		$7,392,237

Total Investments — 102.3%
(Cost $329,506,899)		$473,297,442
Liabilities Less Other Assets - (2.3)%		(10,535,879)
Net Assets — 100.0%		$462,761,563

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
July 31, 2026 (unaudited)

Industry	Percentage of Net Assets
Banks	2.0%
Capital Goods	16.3
Commercial & Professional Services	1.7
Consumer Discretionary Distribution & Retail	4.3
Consumer Durables & Apparel	1.5
Consumer Services	2.9
Consumer Staples Distribution & Retail	1.1
Energy	2.6
Financial Services	4.2
Health Care Equipment & Services	1.2
Insurance	6.2
Media & Entertainment	12.8
Pharmaceuticals, Biotechnology & Life Sciences	10.1
Semiconductors & Semiconductor Equipment	14.9
Software & Services	5.8
Technology Hardware & Equipment	10.8
Transportation	1.4
Utilities	0.9
Money Market Fund	1.6
Total Investments	102.3
Liabilities Less Other Assets	(2.3)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
July 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Canada - 6.6%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	2,460,226	$159,721,203
Canadian National Railway Co. (Transportation)	2,285,743	290,769,367
Manulife Financial Corp. (Insurance)	8,750,356	388,639,937
		839,130,507
China - 8.7%
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	5,297,457	311,090,107
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	31,872,288	109,598,190
Lenovo Group Ltd. (Technology Hardware & Equipment)†	56,158,000	172,697,422
NetEase Inc. - ADR (Media & Entertainment)	985,236	131,302,402
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	15,815,000	118,414,693
SF Holding Co., Ltd., Class A (Transportation)†	20,950,800	108,669,401
Tencent Holdings Ltd. (Media & Entertainment)†	2,465,810	149,532,370
		1,101,304,585
Denmark - 1.1%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	466,817	134,484,711
France - 4.3%
Air Liquide SA (Materials)†	672,718	132,484,422
Dassault Systemes SE (Software & Services)†	3,164,402	73,647,693
L'Oreal SA (Household & Personal Products)†	355,015	158,271,715
Schneider Electric SE (Capital Goods)†	531,498	178,422,906
		542,826,736
Germany - 4.6%
Allianz SE, Reg S (Insurance)†	619,886	309,399,632
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	2,362,765	168,431,083
Symrise AG (Materials)†	979,583	100,709,109
		578,539,824
Hong Kong - 3.5%
AIA Group Ltd. (Insurance)†	28,486,374	288,477,215
Techtronic Industries Co., Ltd. (Capital Goods)†	8,921,500	150,618,705
		439,095,920
India - 0.8%
HDFC Bank Ltd. - ADR (Banks)	4,424,428	105,876,562
	Shares	Value
COMMON STOCKS - 97.3% (continued)
Indonesia - 0.3%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	237,162,451	$34,685,046
Ireland - 0.9%
Ryanair Holdings plc - Sponsored ADR (Transportation)	1,866,193	109,190,952
Israel - 0.6%
Nice Ltd. - Sponsored ADR (Software & Services)*	828,856	81,882,684
Japan - 13.8%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,783,800	207,659,924
Daifuku Co., Ltd. (Capital Goods)†	3,725,007	137,393,362
Disco Corp. (Semiconductors & Semiconductor Equipment)†	250,800	90,174,012
Hitachi Ltd. (Capital Goods)†	1,649,988	54,762,493
Keyence Corp. (Technology Hardware & Equipment)†	231,534	116,350,700
Lasertec Corp. (Semiconductors & Semiconductor Equipment)†	837,900	193,461,051
M3 Inc. (Health Care Equipment & Services)†	14,514,067	162,256,868
Obic Co., Ltd. (Software & Services)†	2,784,300	78,530,928
Recruit Holdings Co., Ltd. (Commercial & Professional Services)†	2,852,700	224,236,987
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	6,137,400	111,808,399
Sony Group Corp. (Consumer Durables & Apparel)†	8,694,500	203,635,041
Sysmex Corp. (Health Care Equipment & Services)†	8,630,820	86,667,115
Unicharm Corp. (Household & Personal Products)†	13,126,500	82,957,423
		1,749,894,303
Mexico - 3.3%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	2,234,958	286,052,274
Grupo Financiero Banorte SAB de CV, Series O (Banks)	11,916,263	138,004,217
		424,056,491
Netherlands - 2.6%
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	194,543	318,123,613

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 97.3% (continued)
Netherlands - 2.6% (continued)
ASML Holding NV - ADR, Reg S (Semiconductors & Semiconductor Equipment)	3,825	$6,230,925
		324,354,538
Peru - 1.8%
Credicorp Ltd. (Banks)	575,234	230,427,236
Singapore - 2.9%
DBS Group Holdings Ltd. (Banks)†	3,913,618	225,639,974
Sea Ltd. - ADR (Consumer Discretionary Distribution & Retail)*	1,368,262	146,048,286
		371,688,260
South Korea - 4.7%
NAVER Corp. (Media & Entertainment)†	1,205,528	175,150,256
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	100,680	425,398,397
		600,548,653
Spain - 5.5%
Amadeus IT Group SA (Consumer Services)†	3,933,552	244,486,513
Banco Bilbao Vizcaya Argentaria SA (Banks)†	15,394,389	430,987,860
Banco Bilbao Vizcaya Argentaria SA - Sponsored ADR (Banks)	754,586	21,090,679
		696,565,052
Sweden - 9.3%
Alfa Laval AB (Capital Goods)†	3,945,259	233,573,882
Assa Abloy AB, Class B (Capital Goods)†	3,659,901	135,686,145
Atlas Copco AB, Class A (Capital Goods)†	5,580,435	118,113,106
Epiroc AB, Class A (Capital Goods)†	5,360,771	137,407,349
Skandinaviska Enskilda Banken AB, Class A (Banks)†	10,320,014	241,961,190
Spotify Technology SA (Media & Entertainment)*	634,366	317,144,938
		1,183,886,610
Switzerland - 3.8%
Novartis AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	840,563	131,218,610
Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)†	607,593	265,659,042
	Shares	Value
COMMON STOCKS - 97.3% (continued)
Switzerland - 3.8% (continued)
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	299,114	$81,434,448
		478,312,100
Taiwan - 6.3%
Delta Electronics Inc. (Technology Hardware & Equipment)†	6,189,000	305,423,066
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	1,205,081	487,153,994
		792,577,060
United Kingdom - 10.7%
BAE Systems plc (Capital Goods)†	9,807,540	277,277,482
Compass Group plc (Consumer Services)†	4,885,917	155,113,854
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	43,428,421	212,487,296
Rio Tinto plc (Materials)†	2,979,267	291,965,955
Shell plc (Energy)†	9,191,871	421,843,543
		1,358,688,130
United States - 1.2%
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	82,785	155,466,091

Total Common Stocks (Cost $7,255,305,009)		$12,333,482,051

PREFERRED STOCKS - 1.1%
Brazil - 1.1%
Itau Unibanco Holding SA - Sponsored ADR, 3.87% (Banks)+	16,614,778	140,561,022

Total Preferred Stocks (Cost $136,586,749)		$140,561,022

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2026 (unaudited)

	Shares	Value
SHORT TERM INVESTMENTS - 1.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.55% (Money Market Funds)	208,948,294	$208,948,294

Total Short Term Investments (Cost $208,948,294)		$208,948,294

Total Investments — 100.0%
(Cost $7,600,840,052)		$12,682,991,367
Liabilities Less Other Assets - (0.0)%		(1,012,313)
Net Assets — 100.0%		$12,681,979,054

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Banks	12.1%
Capital Goods	13.6
Commercial & Professional Services	1.8
Consumer Discretionary Distribution & Retail	2.3
Consumer Durables & Apparel	2.5
Consumer Services	3.1
Consumer Staples Distribution & Retail	1.2
Energy	3.3
Food, Beverage & Tobacco	2.2
Health Care Equipment & Services	2.7
Household & Personal Products	2.0
Insurance	8.8
Materials	4.1
Media & Entertainment	6.1
Pharmaceuticals, Biotechnology & Life Sciences	8.4
Semiconductors & Semiconductor Equipment	10.0
Software & Services	1.8
Technology Hardware & Equipment	8.0
Telecommunication Services	0.3
Transportation	4.1
Money Market Fund	1.6
Total Investments	100.0
Liabilities Less Other Assets	(0.0)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
July 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Argentina - 1.4%
Vista Energy SAB de CV - ADR (Energy)*	33,614	$2,368,106
Bangladesh - 0.7%
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	681,545	1,218,355
Belgium - 1.8%
Lotus Bakeries NV (Food, Beverage & Tobacco)†	236	3,034,618
Brazil - 1.3%
XP Inc., Class A (Financial Services)	130,713	2,229,964
Canada - 2.1%
Kinaxis Inc. (Software & Services)*	30,769	3,687,407
China - 4.3%
Haitian International Holdings Ltd. (Capital Goods)†	393,000	1,044,213
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	544,400	2,276,535
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	74,011	1,148,280
Shanghai Hanbell Precise Machinery Co., Ltd., Class A (Capital Goods)†	500,700	1,887,991
Yantai China Pet Foods Co., Ltd., Class A (Food, Beverage & Tobacco)†	228,899	1,129,199
		7,486,218
Denmark - 1.6%
Ringkjoebing Landbobank A/S (Banks)†	10,040	2,692,620
Finland - 1.8%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	48,459	3,076,492
France - 5.1%
Alten SA (Software & Services)†	33,643	2,915,917
IPSOS SA (Media & Entertainment)†	32,185	1,326,469
Rubis SCA (Utilities)†	121,104	4,678,707
		8,921,093
Germany - 9.9%
Atoss Software SE (Software & Services)†	21,196	2,059,827
Bechtle AG (Software & Services)†	60,668	2,526,342
Brenntag SE (Capital Goods)†	34,560	2,436,782
FUCHS SE (Materials)†	75,531	3,012,527
	Shares	Value
COMMON STOCKS - 98.2% (continued)
Germany - 9.9% (continued)
KWS Saat SE & Co. KGaA (Food, Beverage & Tobacco)†	40,969	$3,397,803
Nemetschek SE (Software & Services)†	7,152	479,063
Scout24 SE (Media & Entertainment)^†	25,148	2,157,178
TeamViewer SE (Software & Services)*^†	154,704	1,069,425
		17,138,947
Hong Kong - 0.8%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	76,800	1,460,545
India - 1.6%
Max Financial Services Ltd. (Insurance)*†	174,385	2,747,208
Israel - 1.5%
Nice Ltd. - Sponsored ADR (Software & Services)*	26,921	2,659,526
Italy - 2.6%
Carel Industries SpA (Capital Goods)^†	57,513	1,794,682
Reply SpA (Software & Services)†	20,545	2,620,126
		4,414,808
Japan - 18.6%
Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	25,100	846,407
Asahi Intecc Co., Ltd. (Health Care Equipment & Services)†	140,400	3,169,464
Curves Holdings Co., Ltd. (Consumer Services)†	220,300	1,325,090
GMO Payment Gateway Inc. (Financial Services)†	49,600	3,078,724
Harmonic Drive Systems Inc. (Capital Goods)†	51,700	1,944,375
Japan Elevator Service Holdings Co., Ltd. (Commercial & Professional Services)†	63,700	678,226
JCU Corp. (Materials)†	18,000	656,288
M3 Inc. (Health Care Equipment & Services)†	208,300	2,328,645
MISUMI Group Inc. (Capital Goods)†	125,400	3,026,402
Rakus Co., Ltd. (Software & Services)†	316,300	2,103,271
Rohto Pharmaceutical Co., Ltd. (Household & Personal Products)†	211,800	3,177,569
Sanrio Co., Ltd. (Consumer Discretionary Distribution & Retail)†	305,600	2,443,218

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 98.2% (continued)
Japan - 18.6% (continued)
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	265,400	$3,141,982
SHIFT Inc. (Software & Services)*†	332,900	1,838,251
Sony Financial Group Inc. (Financial Services)†	2,501,200	2,452,917
		32,210,829
Malaysia - 1.3%
Dialog Group Bhd. (Energy)†	1,821,240	881,410
TIME dotCom Bhd. (Telecommunication Services)†	987,000	1,449,233
		2,330,643
Mexico - 1.2%
Megacable Holdings SAB de CV (Media & Entertainment)	608,900	2,075,312
Netherlands - 0.5%
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)†	3,624	841,125
Norway - 0.8%
Medistim ASA (Health Care Equipment & Services)†	59,694	1,423,926
Panama - 1.5%
Copa Holdings SA, Class A (Transportation)	18,788	2,653,241
Peru - 1.0%
Ferreycorp SAA (Capital Goods)	1,344,535	1,681,411
Poland - 0.9%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	133,122	1,610,052
Romania - 0.8%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	356,791	1,450,011
South Korea - 0.6%
Cheil Worldwide Inc. (Media & Entertainment)†	76,637	1,014,900
Spain - 1.9%
Bankinter SA (Banks)†	67,325	1,237,140
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	1,349,713	1,995,825
		3,232,965
Sweden - 2.6%
Cellavision AB (Health Care Equipment & Services)†	100,233	1,549,341
Dynavox Group AB (Technology Hardware & Equipment)†	100,735	759,345
	Shares	Value
COMMON STOCKS - 98.2% (continued)
Sweden - 2.6% (continued)
Hexpol AB (Materials)†	137,092	$1,276,740
Paradox Interactive AB (Media & Entertainment)†	67,321	989,023
		4,574,449
Switzerland - 5.7%
Belimo Holding AG, Reg S (Capital Goods)†	2,268	2,364,972
Bossard Holding AG, Class A, Reg S (Capital Goods)†	9,169	2,580,032
Burckhardt Compression Holding AG (Capital Goods)†	3,342	1,997,463
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	9,948	2,312,293
Temenos AG, Reg S (Software & Services)†	8,398	703,470
		9,958,230
Taiwan - 3.8%
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)*†	7,700	3,379,060
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	258,000	3,239,721
		6,618,781
Thailand - 0.7%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	228,200	1,281,351
United Kingdom - 17.0%
Airtel Africa plc (Telecommunication Services)^†	514,195	2,310,734
Autotrader Group plc (Media & Entertainment)^†	130,308	923,896
Baltic Classifieds Group plc (Media & Entertainment)†	1,176,064	3,182,180
Clarkson plc (Transportation)†	79,886	5,102,112
Cranswick plc (Food, Beverage & Tobacco)†	52,278	3,768,295
Croda International plc (Materials)†	50,379	2,181,085
Diploma plc (Capital Goods)†	37,617	3,716,257
Games Workshop Group plc (Consumer Durables & Apparel)†	7,737	1,992,969
Grafton Group plc - CDI (Capital Goods)†	108,804	1,415,268
Rathbones Group plc (Financial Services)†	49,163	1,104,644
Spirax Group plc (Capital Goods)†	24,797	2,326,025

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 98.2% (continued)
United Kingdom - 17.0% (continued)
YouGov plc (Media & Entertainment)†	421,793	$1,453,884
		29,477,349
Vietnam - 2.8%
FPT Corp. (Software & Services)†	570,415	1,452,356
Hoa Phat Group JSC (Materials)†	4,196,502	3,453,417
		4,905,773
Total Common Stocks (Cost $121,028,523)		$170,476,255

SHORT TERM INVESTMENTS - 1.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.55% (Money Market Funds)	2,665,229	2,665,229

Total Short Term Investments (Cost $2,665,229)		$2,665,229

Total Investments — 99.7%
(Cost $123,693,752)		$173,141,484
Other Assets Less Liabilities - 0.3%		520,455
Net Assets — 100.0%		$173,661,939

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	CREST Depositary Interest
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 5.7%
of net assets as of July 31, 2026, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	2.3%
Capital Goods	16.5
Commercial & Professional Services	0.4
Consumer Discretionary Distribution & Retail	2.3
Consumer Durables & Apparel	1.2
Consumer Services	0.8
Energy	2.7
Financial Services	5.1
Food, Beverage & Tobacco	7.1
Health Care Equipment & Services	6.8
Household & Personal Products	1.8
Insurance	2.8
Materials	6.1
Media & Entertainment	7.4
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Semiconductors & Semiconductor Equipment	5.1
Software & Services	13.9
Technology Hardware & Equipment	2.9
Telecommunication Services	2.1
Transportation	4.4
Utilities	2.7
Money Market Fund	1.5
Total Investments	99.7
Other Assets Less Liabilities	0.3
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
July 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Brazil - 5.0%
B3 SA - Brasil Bolsa Balcao (Financial Services)*	1,902,100	$5,902,377
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	554,030	1,486,405
Raia Drogasil SA (Consumer Staples Distribution & Retail)	2,766,543	10,085,658
WEG SA (Capital Goods)	781,552	7,277,207
		24,751,647
China - 24.0%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	752,298	11,490,960
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	233,979	13,740,282
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	853,336	2,003,692
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	492,300	7,927,094
Lenovo Group Ltd. (Technology Hardware & Equipment)†	1,382,000	4,249,935
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	2,003,000	3,875,155
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	418,902	5,439,814
NetEase Inc. (Media & Entertainment)†	431,900	11,531,254
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	1,369,000	10,250,377
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	1,276,100	3,892,950
SF Holding Co., Ltd., Class A (Transportation)†	768,418	3,985,696
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	285,949	4,436,498
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	444,410	2,528,487
Tencent Holdings Ltd. (Media & Entertainment)†	343,855	20,852,155
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	629,433	11,991,911
		118,196,260
Egypt - 1.6%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	2,801,484	7,588,335
	Shares	Value
COMMON STOCKS - 95.1% (continued)
Hong Kong - 3.2%
AIA Group Ltd. (Insurance)†	715,956	$7,250,378
Techtronic Industries Co., Ltd. (Capital Goods)†	501,261	8,462,622
		15,713,000
India - 8.7%
Bajaj Auto Ltd. (Automobiles & Components)†	27,880	3,372,365
HDFC Bank Ltd. (Banks)†	1,604,661	12,584,076
HDFC Life Insurance Co., Ltd. (Insurance)^†	597,148	3,433,963
ICICI Bank Ltd. (Banks)†	576,781	8,680,129
Maruti Suzuki India Ltd. (Automobiles & Components)†	56,210	8,389,083
Supreme Industries Ltd. (Capital Goods)†	51,382	1,866,780
Tata Consultancy Services Ltd. (Software & Services)†	184,794	4,582,715
		42,909,111
Indonesia - 1.5%
Bank Central Asia Tbk PT (Banks)†	14,911,929	5,244,265
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	13,167,086	2,226,540
		7,470,805
Italy - 2.2%
Tenaris SA - ADR (Energy)	189,921	10,888,171
Kazakhstan - 1.7%
Kaspi.KZ JSC - ADR (Financial Services)	47,782	4,242,086
NAC Kazatomprom JSC - GDR, Reg S (Energy)†	61,157	3,879,759
		8,121,845
Kenya - 1.3%
Safaricom plc (Telecommunication Services)†	22,955,382	6,483,283
Mexico - 3.8%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	63,280	8,099,207
Grupo Financiero Banorte SAB de CV, Series O (Banks)	760,529	8,807,812
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	673,525	1,954,135
		18,861,154
Panama - 1.0%
Copa Holdings SA, Class A (Transportation)	35,835	5,060,619
Peru - 0.6%
Credicorp Ltd. (Banks)	7,108	2,847,323

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 95.1% (continued)
Russia - 0.0%^^
Sberbank of Russia PJSC (Banks)*‡#	36,588,248	$—
Saudi Arabia - 1.6%
Al Rajhi Bank (Banks)†	233,710	3,895,287
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	98,155	4,115,091
		8,010,378
Singapore - 0.8%
Sea Ltd. - ADR (Consumer Discretionary Distribution & Retail)*	36,194	3,863,348
South Africa - 2.3%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	230,685	3,078,793
Discovery Ltd. (Insurance)†	244,802	3,887,614
Standard Bank Group Ltd. (Banks)†	219,627	4,389,764
		11,356,171
South Korea - 11.2%
Cheil Worldwide Inc. (Media & Entertainment)†	210,479	2,787,364
Coway Co., Ltd. (Consumer Durables & Apparel)†	112,539	7,242,481
Kakao Corp. (Media & Entertainment)†	204,941	5,383,204
NAVER Corp. (Media & Entertainment)†	22,107	3,211,909
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	4,637	19,592,495
SK hynix Inc. (Semiconductors & Semiconductor Equipment)†	15,471	16,997,549
		55,215,002
Taiwan - 17.7%
Airtac International Group (Capital Goods)†	242,783	9,813,553
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)*†	25,934	11,380,848
Delta Electronics Inc. (Technology Hardware & Equipment)†	206,950	10,212,846
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	184,181	1,958,881
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	1,841,545	14,230,777
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	305,000	3,829,903
	Shares	Value
COMMON STOCKS - 95.1% (continued)
Taiwan - 17.7% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	477,527	$35,710,341
		87,137,149
Thailand - 0.4%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	336,055	1,886,960
United Arab Emirates - 1.0%
Emaar Properties PJSC (Real Estate Management & Development)†	1,602,009	4,763,969
United Kingdom - 1.0%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)†	75,274	5,084,553
United States - 1.7%
EPAM Systems Inc. (Software & Services)*	17,509	1,848,250
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	3,490	6,554,045
		8,402,295
Vietnam - 2.8%
Hoa Phat Group JSC (Materials)†	7,348,240	6,047,069
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	2,816,800	7,497,092
		13,544,161
Total Common Stocks (Cost $383,449,588)		$468,155,539

PREFERRED STOCKS - 4.1%
Brazil - 1.2%
Itau Unibanco Holding SA - Sponsored ADR, 3.87% (Banks)+	697,835	5,903,684
Colombia - 0.7%
Grupo Cibest SA - ADR, 5.74% (Banks)+	38,077	3,522,884
South Korea - 2.2%
Samsung Electronics Co., Ltd. - GDR, Reg S, 0.83% (Technology Hardware & Equipment)†+	3,496	10,450,804

Total Preferred Stocks (Cost $12,290,375)		$19,877,372

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2026 (unaudited)

	Shares	Value
SHORT TERM INVESTMENTS - 0.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.55% (Money Market Funds)	3,074,468	$3,074,468

Total Short Term Investments (Cost $3,074,468)		$3,074,468

Total Investments — 99.8%
(Cost $398,814,431)		$491,107,379
Other Assets Less Liabilities - 0.2%		1,149,557
Net Assets — 100.0%		$492,256,936

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	CREST Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. This security, which represents 0.7% of net assets as of July 31, 2026, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

‡	Investment categorized as level 3 security that is effectively valued at zero.
#
Following the December 19, 2025 reorganization of the
Emerging Markets Portfolio into the Portfolio
(“Reorganization”), 20,812,636 additional shares of Sberbank were not transferred to the Portfolio due to applicable U.S.
sanctions. Pursuant to the Plan of Reorganization approved by the Board of Directors, as soon as legally permissible and
reasonably practicable to do so, these shares, or the net
proceeds from their sale or disposition, will be transferred to the Portfolio for no additional consideration. Please see the
October 8, 2025 Prospectus Supplement for further details
regarding the Reorganization.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	2.4%
Banks	13.4
Capital Goods	11.2
Consumer Discretionary Distribution & Retail	6.2
Consumer Durables & Apparel	4.3
Consumer Staples Distribution & Retail	3.0
Energy	3.0
Financial Services	2.1
Food, Beverage & Tobacco	2.6
Health Care Equipment & Services	0.4
Insurance	5.9
Materials	1.3
Media & Entertainment	8.9
Pharmaceuticals, Biotechnology & Life Sciences	2.4
Real Estate Management & Development	1.0
Semiconductors & Semiconductor Equipment	13.7
Software & Services	1.3
Technology Hardware & Equipment	13.0
Telecommunication Services	1.3
Transportation	1.8
Money Market Fund	0.6
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
July 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 93.1%
Bangladesh - 1.3%
BRAC Bank plc (Banks)†	899,730	$462,104
GrameenPhone Ltd. (Telecommunication Services)†	160,761	336,806
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	447,046	799,156
		1,598,066
Colombia - 2.8%
Cementos Argos SA - Sponsored ADR (Materials)†	196,131	3,425,271
Egypt - 2.9%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	1,280,435	3,468,294
Indonesia - 2.9%
Bank Central Asia Tbk PT (Banks)†	3,321,600	1,168,149
Map Aktif Adiperkasa PT (Consumer Discretionary Distribution & Retail)†	36,171,100	1,307,637
Sumber Alfaria Trijaya Tbk PT (Consumer Staples Distribution & Retail)†	5,847,900	428,984
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	4,385,855	641,432
		3,546,202
Kazakhstan - 8.2%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	79,787	2,557,232
Kaspi.KZ JSC - ADR (Financial Services)	47,395	4,207,728
NAC Kazatomprom JSC - GDR, Reg S (Energy)†	50,201	3,184,718
		9,949,678
Kenya - 5.2%
Equity Group Holdings plc (Banks)†	2,769,700	1,858,675
KCB Group plc (Banks)†	1,836,400	1,222,173
Safaricom plc (Telecommunication Services)†	11,102,450	3,135,662
		6,216,510
Morocco - 7.2%
Akdital SA (Health Care Equipment & Services)†	7,856	960,524
Attijariwafa Bank (Banks)†	20,418	1,501,882
Itissalat Al-Maghrib (Telecommunication Services)†	157,838	1,566,749
	Shares	Value
COMMON STOCKS - 93.1% (continued)
Morocco - 7.2% (continued)
Societe d'Exploitation des Ports (Transportation)†	50,097	$4,624,680
		8,653,835
Panama - 1.7%
Copa Holdings SA, Class A (Transportation)	14,761	2,084,548
Peru - 8.4%
Alicorp SAA (Food, Beverage & Tobacco)	65,338	243,203
Credicorp Ltd. (Banks)	22,017	8,819,570
Ferreycorp SAA (Capital Goods)	808,822	1,011,474
		10,074,247
Philippines - 14.8%
Bank of the Philippine Islands (Banks)†	964,730	1,613,399
BDO Unibank Inc. (Banks)†	992,121	2,024,226
Century Pacific Food Inc. (Food, Beverage & Tobacco)†	3,036,600	1,556,487
International Container Terminal Services Inc. (Transportation)†	478,490	7,501,567
Jollibee Foods Corp. (Consumer Services)†	901,150	2,194,416
SM Prime Holdings Inc. (Real Estate Management & Development)†	7,407,700	2,217,180
Universal Robina Corp. (Food, Beverage & Tobacco)†	798,550	772,294
		17,879,569
Poland - 0.7%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	72,445	876,190
Romania - 6.0%
Banca Transilvania SA (Banks)†	697,707	5,665,151
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	383,678	1,559,280
		7,224,431
Saudi Arabia - 2.9%
Al Rajhi Bank (Banks)†	48,390	806,525
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	29,229	1,225,409
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	85,682	1,419,814
		3,451,748
Slovenia - 2.1%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	8,638	2,584,846

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 93.1% (continued)
Thailand - 0.7%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	141,900	$796,773
United Arab Emirates - 1.5%
Agthia Group PJSC (Food, Beverage & Tobacco)†	444,858	387,051
Emaar Properties PJSC (Real Estate Management & Development)†	462,666	1,375,851
		1,762,902
United Kingdom - 5.6%
Airtel Africa plc (Telecommunication Services)^†	763,308	3,430,220
Helios Towers plc (Telecommunication Services)*†	1,246,018	3,309,802
		6,740,022
United States - 1.8%
Fabrinet (Technology Hardware & Equipment)*	5,017	2,184,452
Vietnam - 16.4%
Bank for Foreign Trade of Vietnam JSC (Banks)†	1,688,135	3,810,160
FPT Corp. (Software & Services)†	807,475	2,055,944
Gemadept Group Corp. (Transportation)†	634,900	1,855,950
Hoa Phat Group JSC (Materials)†	5,636,842	4,638,713
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	1,581,100	4,208,198
Saigon Beer Alcohol Beverage Corp. (Food, Beverage & Tobacco)†	827,420	1,368,705
Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	770,394	1,783,211
		19,720,881
Total Common Stocks (Cost $77,680,726)		$112,238,465

PREFERRED STOCKS - 5.4%
Colombia - 5.4%
Grupo Cibest SA - ADR, 5.74% (Banks)+	69,955	6,472,237

Total Preferred Stocks (Cost $2,242,521)		$6,472,237

	Shares	Value
SHORT TERM INVESTMENTS - 1.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.55% (Money Market Funds)	1,646,048	$1,646,048

Total Short Term Investments (Cost $1,646,048)		$1,646,048

Total Investments — 99.9%
(Cost $81,569,295)		$120,356,750
Other Assets Less Liabilities - 0.1%		138,327
Net Assets — 100.0%		$120,495,077

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 3.6%
of net assets as of July 31, 2026, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2026 (unaudited)

Industry	Percentage of Net Assets
Banks	34.6%
Capital Goods	0.9
Consumer Discretionary Distribution & Retail	5.3
Consumer Services	1.8
Consumer Staples Distribution & Retail	0.3
Energy	3.9
Financial Services	3.5
Food, Beverage & Tobacco	5.1
Health Care Equipment & Services	2.7
Insurance	1.0
Materials	6.7
Pharmaceuticals, Biotechnology & Life Sciences	2.7
Real Estate Management & Development	3.0
Software & Services	1.7
Technology Hardware & Equipment	1.8
Telecommunication Services	10.3
Transportation	13.2
Money Market Fund	1.4
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%